UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.0%
Information Technology - 33.9%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	43,550	$4,799,210

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	93,670	5,078,787

Internet Software & Services - 10.6%
Alphabet, Inc.-Class A (a)	16,034	11,823,311
Alphabet, Inc.-Class C (a)	37,526	26,673,856
Facebook, Inc.-Class A (a)	318,370	32,464,189
Twitter, Inc. (a)	229,850	6,541,531

		77,502,887

IT Services - 7.0%
Cognizant Technology Solutions Corp.-Class A (a)	152,680	10,399,035
Vantiv, Inc.-Class A (a)	154,070	7,726,611
Visa, Inc.-Class A	420,868	32,650,939

		50,776,585

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	381,180	10,814,077

Software - 8.2%
Adobe Systems, Inc. (a)	100,640	8,922,742
ANSYS, Inc. (a)	66,950	6,381,005
Aspen Technology, Inc. (a)	142,231	5,886,941
Microsoft Corp.	278,359	14,652,818
Mobileye NV (a)(b)	68,410	3,114,023
NetSuite, Inc. (a)(b)	53,420	4,544,439
ServiceNow, Inc. (a)	85,432	6,975,523
Tableau Software, Inc.-Class A (a)	60,440	5,074,542
Ultimate Software Group, Inc. (The) (a)	21,440	4,381,264

		59,933,297

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	322,600	38,550,700

		247,455,543

Consumer Discretionary - 24.7%
Hotels, Restaurants & Leisure - 3.7%
Starbucks Corp.	328,110	20,529,843
Wyndham Worldwide Corp.	77,800	6,329,030

		26,858,873

Internet & Catalog Retail - 2.4%
Priceline Group, Inc. (The) (a)	12,175	17,705,372

Media - 6.9%
AMC Networks, Inc.-Class A (a)	98,092	7,248,018
Comcast Corp.-Class A	338,110	21,172,448
Walt Disney Co. (The)	192,960	21,947,270

		50,367,736

Company	Shares	U.S. $ Value
Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	140,780	$9,219,682

Specialty Retail - 7.5%
Five Below, Inc. (a)	205,370	7,052,406
Home Depot, Inc. (The)	200,460	24,784,874
Lowe’s Cos., Inc.	130,950	9,668,039
O’Reilly Automotive, Inc. (a)	17,320	4,784,823
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48,630	8,459,675

		54,749,817

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc.-Class B	158,550	20,774,807

		179,676,287

Health Care - 16.7%
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (a)	69,410	12,216,160
Biogen, Inc. (a)	81,394	23,645,771
Gilead Sciences, Inc.	140,283	15,168,801

		51,030,732

Health Care Equipment & Supplies - 4.5%
Align Technology, Inc. (a)	101,236	6,626,909
Edwards Lifesciences Corp. (a)	55,030	8,647,964
Intuitive Surgical, Inc. (a)	36,001	17,878,097

		33,152,970

Health Care Providers & Services - 4.3%
Premier, Inc.-Class A (a)	217,381	7,349,652
UnitedHealth Group, Inc.	202,940	23,902,273

		31,251,925

Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	30,460	4,364,309

Pharmaceuticals - 0.3%
Intersect ENT, Inc. (a)	100,510	1,925,771

		121,725,707

Consumer Staples - 8.3%
Beverages - 1.7%
Monster Beverage Corp. (a)	88,860	12,113,395

Food & Staples Retailing - 5.8%
Costco Wholesale Corp.	117,940	18,648,673
CVS Health Corp.	237,190	23,429,628

		42,078,301

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The)-Class A	74,730	6,012,776

		60,204,472

Company	Shares	U.S. $ Value
Industrials - 7.5%
Aerospace & Defense - 0.8%
Rockwell Collins, Inc.	71,660	$6,214,355

Airlines - 0.6%
Spirit Airlines, Inc. (a)	125,390	4,654,477

Electrical Equipment - 1.4%
Acuity Brands, Inc.	30,510	6,669,486
AMETEK, Inc.	70,310	3,854,394

		10,523,880

Industrial Conglomerates - 1.8%
Danaher Corp.	137,140	12,796,534

Machinery - 0.8%
Wabtec Corp./DE	71,220	5,902,001

Professional Services - 1.4%
Robert Half International, Inc.	189,180	9,962,219

Road & Rail - 0.7%
Old Dominion Freight Line, Inc. (a)	79,130	4,901,312

		54,954,778

Financials - 2.5%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	42,290	7,623,196
BlackRock, Inc.-Class A	13,060	4,596,728
Virtu Financial, Inc.-Class A	240,711	5,825,206

		18,045,130

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Level 3 Communications, Inc. (a)	203,140	10,349,983

Total Common Stocks (cost $530,350,565)		692,411,900

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.13% (c)(d) (cost $29,449,301)	29,449,301	29,449,301

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $559,799,866)		721,861,201

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Exchange Reserves-Class I, 0.14% (c)(d) (cost $6,673,508)	6,673,508	6,673,508

U.S. $ Value
Total Investments - 100.0% (cost $566,473,374) (e)	$728,534,709
Other assets less liabilities - 0.0%	325,893

Net Assets - 100.0%	$728,860,602

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $173,704,402 and gross unrealized depreciation of investments was $(11,643,067), resulting in net unrealized appreciation of $162,061,335.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$692,411,900		$	– 0	–	$	– 0	–	$692,411,900
Short-Term Investments	29,449,301			– 0	–		– 0	–	29,449,301
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,673,507			– 0	–		– 0	–	6,673,507

Total Investments in Securities	728,534,708			– 0	–		– 0	–	728,534,708
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$728,534,708		$	– 0	–	$	– 0	–	$728,534,708

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015